Note 24 - Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	December 31, 2020			December 31, 2019
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Trade receivables	$—	$—	$—	$1,182	$—	$1,182
Marketable securities (Note 13 )	36,319	30,996	5,323	6,506	6,506	—
Foreign currency derivatives (Note 13)	—	—	—	982	982	—

Disclosure of detailed information about capital risk management explanatory [text block]
	December 31, 2020	December 31, 2019
Equity	$850,236	$662,321
Debt facilities	152,708	155,818
Lease liabilities	20,575	21,936
Less: cash and cash equivalents	(238,578)	(169,009)
	$784,941	$671,066

Disclosure of financial liabilities [text block]
	Carrying Amount	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$76,002	$76,002	$76,002	$—	$—	$—
Debt facilities	152,708	174,082	13,180	160,902	—	—
Lease liabilities	20,575	16,520	4,557	6,562	4,692	709
Other liabilities	5,406	5,406	—	—	—	5,406
	$254,691	$272,010	$93,739	$167,464	$4,692	$6,115

Disclosure of detailed information about currency risk explanatory [text block]
	December 31, 2020
	Cash and cash equivalents	Trade and other receivables	Value added taxes receivable	Other financial assets	Trade and other payables	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian dollar	$75,958	$74	$—	$10,140	$(3,133)	$83,039	$8,304
Mexican peso	8,369	—	53,201	—	(42,763)	18,807	1,881
	$84,327	$74	$53,201	$10,140	$(45,896)	$101,846	$10,185

Disclosure of detailed information about price risk explanatory [text block]
		December 31, 2020
	Effect of +/- 10% change in metal prices
	Silver	Gold	Total
Metals in doré inventory	$104	$226	$330
	$104	$226	$330